UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2021

Item 1. Reports to Stockholders.

(a)

BRAMSHILL INCOME
PERFORMANCE FUND

INSTITUTIONAL CLASS (BRMSX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2021

Bramshill Income Performance Fund

Expense Example (Unaudited)

September 30, 2021

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Institutional Class
Actual Fund Return	$1,000.00	$1,026.80	$5.13
Hypothetical 5% Return	1,000.00	1,020.00	5.11

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Bramshill Income Performance Fund

Allocation of Portfolio Holdings (Unaudited)

(Calculated as a percentage of Total Investments)

September 30, 2021

EXCHANGE TRADED FUNDS — 9.5%
PREFERRED STOCKS — 29.3%
CLOSED-END FUNDS — 14.4%
CORPORATE BONDS — 18.6%
U.S. GOVERNMENT NOTES — 28.2%

Bramshill Income Performance Fund

Schedule of Investments (Unaudited)

September 30, 2021

Principal Amount		Value
	CORPORATE BONDS ― 18.0%
	ENERGY ― 5.9%
24,581,000	BP Capital Markets PLC 4.875% (effective 6/22/2030, 5 Year TNCMR + 4.398%) (1), 3/22/2030 (2)	$27,082,366
16,105,000	Edison International 5.375% (effective 3/15/2026, 5 Year TNCMR + 4.698%) (1), 3/15/2026 (2)	16,673,506
7,298,000	Valero Energy Corp. 2.700%, 4/15/2023	7,534,704
		51,290,576
	FINANCIALS ― 6.0%
	Ally Financial, Inc.
9,344,000	4.700% (effective 5/15/2026, 5 Year TNCMR + 3.868%) (1), 5/15/2026 (2)	9,754,902
15,212,000	4.700% (effective 5/15/2028, 7 Year TNCMR + 3.481%) (1), 5/15/2028 (2)	15,934,570
6,440,000	Capital One Financial Corp. 2.600%, 5/11/2023	6,656,859
8,643,000	Coinbase Global, Inc. (3) 3.375%, 10/1/2028	8,329,691
8,115,000	FS KKR Capital Corp. 2.625%, 1/15/2027	8,136,260
3,574,000	Oaktree Specialty Lending Corp. 3.500%, 2/25/2025	3,744,275
		52,556,557
	LODGING ― 1.2%
9,624,000	Marriott Ownership Resorts, Inc. (3) 6.125%, 9/15/2025	10,177,380

	MANUFACTURING ― 2.5%
20,469,000	Boeing Co. (The) 4.508%, 5/1/2023	21,628,651

	PIPELINES ― 2.4%
	Energy Transfer LP
9,845,000	6.500% (effective 11/15/2026, 5 Year TNCMR + 5.694%) (1), 11/15/2026 (2)	10,276,900
5,688,000	7.125% (effective 5/15/2030, 5 Year TNCMR + 5.306%) (1), 5/15/2030 (2)	5,936,850
5,100,000	3.143% (3 month U.S. LIBOR + 3.018%) (4), 11/1/2066	4,213,620
		20,427,370
	TOTAL CORPORATE BONDS
	(Cost $150,295,735)	156,080,534

	U.S. GOVERNMENT NOTES ― 27.3%
	United States Treasury Note/Bond
124,483,000	2.500%, 1/15/2022	125,363,805
110,000,000	1.750%, 6/15/2022	111,284,385
		236,648,190
	TOTAL U.S. GOVERNMENT NOTES
	(Cost $236,663,138)	236,648,190

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Schedule of Investments (Unaudited)

September 30, 2021

Principal Amount		Value
	CLOSED-END FUNDS ― 14.0%
	BANK LOAN ― 1.4%
130,041	BlackRock Debt Strategies Fund, Inc.	$1,500,673
1,224,619	Invesco Senior Income Trust	5,449,555
718,193	Nuveen Credit Strategies Income Fund	4,711,346
		11,661,574
	CORPORATE BOND ― 0.2%
122,598	BlackRock Credit Allocation Income Trust	1,857,360

	HIGH YIELD BOND ― 3.3%
930,467	BlackRock Corporate High Yield Fund, Inc.	11,351,697
97,122	BlackRock Limited Duration Income Trust	1,659,815
132,023	First Trust High Income Long/Short Fund	2,097,845
532,564	Wells Fargo Income Opportunities Fund	4,686,563
869,259	Western Asset High Income Opportunity Fund, Inc.	4,511,454
276,749	Western Asset High Yield Defined Opportunity Fund Inc.	4,408,612
		28,715,986
	MULTISECTOR BOND ― 0.0%
4,482	Eaton Vance Limited Duration Income Fund	59,073

	MUNI NATIONAL LONG ― 8.3%
118,458	BlackRock MuniHoldings Fund, Inc.	1,939,158
689,513	BlackRock MuniVest Fund, Inc.	6,529,688
243,258	BlackRock MuniYield Quality Fund III, Inc.	3,571,027
408,116	Eaton Vance Municipal Bond Fund	5,460,592
719,887	Invesco Municipal Opportunity Trust	9,855,253
388,908	Invesco Municipal Trust	5,211,367
485,080	Invesco Trust for Investment Grade Municipals	6,640,745
1,067,135	Nuveen AMT-Free Quality Municipal Income Fund	16,209,781
1,039,754	Nuveen Quality Municipal Income Fund	16,240,958
		71,658,569
	PREFERRED STOCK ― 0.8%
32,394	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	883,708
39,038	First Trust Intermediate Duration Preferred & Income Fund	976,731
362,890	Nuveen Preferred Income Opportunities Fund	3,592,611
187,404	Nuveen Preferred Securities Income Fund	1,836,559
		7,289,609
	TOTAL CLOSED-END FUNDS
	(Cost $112,747,757)	121,242,171

	EXCHANGE TRADED FUNDS ― 9.2%
1,097,124	Invesco CEF Income Composite ETF	26,276,120
798,842	iShares 0-5 Year High Yield Corporate Bond ETF	36,507,079
171,266	iShares Short Maturity Bond ETF	8,587,277
290,000	VanEck CEF Muni Income ETF	8,517,300
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $76,303,264)	79,887,776

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Schedule of Investments (Unaudited)

September 30, 2021

Number of Shares/Units		Value
	PREFERRED STOCKS ― 28.4%
	BANKS ― 6.3%
3,797	Bank of New York Mellon Corp. Depositary Shares 4.700% (effective 9/20/2025, 5 Year TNCMR + 4.358%) (1), 9/20/2025 (5)	$4,176,700
11,620	Citizens Financial Group, Inc. Depositary Shares 5.650% (effective 10/6/2025, 5 Year TNCMR + 5.313%) (1), 10/6/2025 (5)	13,087,606
6,217	Fifth Third Bancorp Depositary Shares 4.500% (effective 9/30/2025, 5 Year TNCMR + 4.215%) (1), 9/30/2025 (5)	6,770,313
12,932	Regions Financial Corp. Depositary Shares 5.750% (effective 9/15/2025, 5 Year TNCMR + 5.430%) (1), 6/15/2025 (5)	14,455,390
14,376	Truist Financial Corp. Depositary Shares 5.100% (effective 9/1/2030, 10 Year TNCMR + 4.349%) (1), 3/1/2030 (5)	16,561,152
		55,051,161
	DIVERSIFIED BANKING INSTITUTIONAL ― 2.7%
117,587	Bank of America Corp., Depositary Shares 6.000%, 5/16/2023 (5)	3,172,497
	Citigroup, Inc. Depositary Shares
6,180	4.700% (effective 1/30/2025, SOFR + 3.234%) (1), 1/30/2025 (5)	6,330,637
5,844	4.000% (effective 12/10/2025, 5 Year TNCMR + 3.597%) (1), 12/10/2025 (5)	6,070,163
29,076	GMAC Capital Trust I 8.125% (3 month U.S. LIBOR + 5.785%) (4), 2/15/2040	733,878
	Wells Fargo & Co., Depositary Shares
53,102	4.750%, 3/15/2025 (5)	1,390,742
5,348	3.900% (effective 3/15/2026, 5 Year TNCMR + 3.453%) (1), 3/15/2026 (5)	5,518,468
		23,216,385
	FINANCE AND INSURANCE ― 4.0%
18,949	Charles Schwab Corp. (The) Depositary Shares 5.375% (effective 6/1/2025, 5 Year TNCMR + 4.971%) (1), 6/1/2025 (5)	21,104,449
59,657	Hartford Financial Services Group, Inc. (The) 7.875% (effective 4/15/2022, 3 month U.S. LIBOR + 5.596%) (1), 4/15/2042	1,548,099
95,396	JPMorgan Chase & Co., Depositary Shares 4.625%, 6/1/2026 (5)	2,518,454
16	3.650% (effective 6/1/2026, 5 Year TNCMR + 2.850%) (1), 6/1/2026 (5)	16,040
203,923	Reinsurance Group of America, Inc. 6.200% (effective 9/15/2022, 3 month U.S. LIBOR + 4.370%) (1), 9/15/2042	5,352,979
155,130	Virtus AllianzGI Convertible & Income Fund 5.625%, 9/20/2023 (5)	4,117,150
		34,657,171
	INFORMATION ― 0.4%
	AT&T, Inc.
86,340	5.350%, 11/1/2066	2,262,971
50,167	5.625%, 8/1/2067	1,353,506
		3,616,477
	INVESTMENT COMPANIES ― 2.5%
	Oaktree Capital Group LLC
190,236	6.625%, 6/15/2023 (5)	5,086,911
470,765	6.550%, 9/15/2023 (5)	12,640,040
	Stifel Financial Corp.
132,889	5.200%, 10/15/2047	3,614,581
		21,341,532

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
September 30, 2021

Number of Shares/Units		Value
	PIPELINES ― 2.7%
	Enbridge, Inc.
81,837	4.000% (effective 6/1/2022, 5 Year TNCMR + 3.050%) (1), 6/1/2022 (5)	$1,674,794
72,064	4.000% (effective 9/1/2022, 5 Year TNCMR + 3.150%) (1), 9/1/2022 (5)	1,513,344
39,799	4.000% (effective 6/1/2023, 5 Year TNCMR + 3.140%) (1), 6/1/2023 (5)	886,523
103,688	4.400% (effective 3/1/2024, 5 Year TNCMR + 2.820%) (1), 3/1/2024 (5)	2,256,769
16,709	MPLX LP Depositary Shares 6.875% (effective 2/15/2023, 3 month U.S. LIBOR + 4.652%) (1), 2/15/2023 (5)	17,043,180
		23,374,610
	REAL ESTATE INVESTMENT TRUST ― 3.1%
566,561	AGNC Investment Corp. 6.125% (effective 4/15/2025, 3 month U.S. LIBOR + 4.697%) (1), 4/15/2025 (5)	14,300,000
462,614	Annaly Capital Management, Inc. 6.750% (effective 6/30/2024, 3 month U.S. LIBOR + 4.989%) (1), 6/30/2024 (5)	12,324,037
		26,624,037
	UTILITIES ― 6.7%
313,793	Brookfield Renewable Partners LP 5.250%, 3/31/2025 (5)	8,284,135
234,568	Duke Energy Corp. 5.750%, 6/15/2024 (5)	6,497,534
141,202	Entergy Louisiana LLC 4.875%, 9/1/2066	3,565,350
224,858	National Rural Utilities Cooperative Finance Corp. 5.500%, 5/15/2064	6,163,358
30,814	Sempra Energy Depositary Shares 4.875% (effective 10/15/2025, 5 Year TNCMR + 4.550%) (1), 10/15/2025 (5)	33,510,225
		58,020,602
	TOTAL PREFERRED STOCKS
	(Cost $230,610,034)	245,901,975

	TOTAL INVESTMENTS ― 96.9%
	(Cost $806,619,928)	839,760,646
	Other Assets in Excess of Liabilities ― 3.1%	26,780,704
	TOTAL NET ASSETS ― 100.0%	$866,541,350

Floating Rate definitions:

LIBOR - London Inter-Bank Offered Rate

SOFR - U.S. Secured Overnight Financing Rate

TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(1) Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of September 30, 2021.

(2) Perpetual maturity security. Date presented is the next call date.

(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933. The security has been deemed liquid by the advisor. At September 30, 2021, the value of these securities totaled $18,507,071 or 2.1% of net assets.

(4) Variable Rate security. Rates disclosed as of September 30, 2021.

(5) Callable at any dividend payment on or after date disclosed.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Statement of Assets and Liabilities (Unaudited)

September 30, 2021

Assets:
Investments in securities at value (cost $806,619,928)	$839,760,646
Cash	24,512,389
Deposits with broker for derivative instruments	1,306,225
Receivables:
Fund shares sold	4,788,534
Dividends and interest	4,812,669
Prepaid expenses	33,232
Total assets	875,213,695

Liabilities:
Due to broker for securities sold short	1,603,014
Payables:
Investment securities purchased	5,449,189
Fund shares redeemed	619,378
Distributions to shareholders	239,629
Due to Investment Adviser	601,270
Due to trustees	207
Accrued other expenses and other liabilities	159,658
Total liabilities	8,672,345

Net Assets	$866,541,350

Components of Net Assets:
Paid-in capital	$843,344,019
Total accumulated earnings	23,197,331
Net Assets	$866,541,350

Institutional Class:
Net Assets	$866,541,350
Shares Outstanding (unlimited number of shares authorized, no par value)	82,644,985

Net Asset Value, Redemption Price and Offering Price Per Share	$10.49

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2021

Investment Income:
Dividend income (Net of foreign tax of $29,088)	$7,877,665
Interest income	7,104,952
Total investment income	14,982,617

Expenses:
Advisory fees (Note 3)	3,635,319
Administration and fund accounting fees (Note 3)	279,573
Service fees	220,763
Transfer agent fees and expenses (Note 3)	61,940
Registration fees	29,803
Custody fees (Note 3)	29,130
Shareholder reporting fees	15,241
Legal fees	14,091
Audit fees	10,304
Trustees’ fees (Note 3)	7,951
Compliance fees (Note 3)	7,741
Miscellaneous expenses	3,980
Investment Interest Expense	3,365
Insurance expenses	3,171

Total expenses	4,322,372
Net investment income	10,660,245

Realized and Unrealized Gain on Investments
Net realized gain on:
Investments	1,492,573
Written options	1,205,503
Swap contracts	1,961
Net realized gain	2,700,037
Net change in unrealized appreciation/(depreciation) on:
Investments	8,053,437
Net realized and unrealized gain on investments, written options, and swap contracts	10,753,474

Net increase in Net Assets Resulting from Operations	$21,413,719

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Operations:
Net investment income	$10,660,245	$19,814,732
Net realized gain (loss) on investments, written options, and swap contracts	2,700,037	(3,954,405)
Net change in unrealized appreciation/(depreciation) on investments	8,053,437	69,000,534
Net increase in net assets resulting from operations	21,413,719	84,860,861

Distributions to shareholders:
Net Investment Income	(10,358,694)	(19,814,732)
Return of Capital	—	(1,632,921)
Total distributions to shareholders	(10,358,694)	(21,447,653)

Capital Transactions:
Proceeds from shares sold	245,692,069	328,667,226
Reinvestment of distributions	8,963,674	18,807,934
Cost of shares repurchased	(170,689,627)	(148,580,948)
Net increase in net assets from capital transactions	83,966,116	198,894,212
Total Increase in Net Assets	95,021,141	262,307,420

Net Assets:
Beginning of peiod	771,520,209	509,212,789
End of period	$866,541,350	$771,520,209

Capital Share Transactions:
Shares sold	23,390,658	32,148,979
Shares reinvested	852,891	1,850,827
Shares repurchased	(16,214,108)	(14,748,109)
Net increase in shares outstanding	8,029,441	19,251,697

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Financial Highlights

Institutional Class

For a capital share outstanding throughout each period presented

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018		For the Period April 11, 2016* through March 31, 2017
Net Asset Value, Beginning of Period	$10.34		$9.20	$9.97		$9.75	$10.24		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.13		0.33	0.31		0.37	0.35		0.22
Net realized and unrealized gain (loss) on investments	0.15		1.17	(0.76)		0.23	(0.43)		0.24
Total Income (Loss) from Investment Operations	0.28		1.50	(0.45)		0.60	(0.08)		0.46

LESS DISTRIBUTIONS:
Net investment income	(0.13)		(0.34)	(0.31)		(0.38)	(0.36)		(0.17)
Net realized gain on investments	—		—	—		—	(0.05)		(0.05)
Return of capital	—		(0.02)	(0.01)		—	—		—
Total Distributions	(0.13)		(0.36)	(0.32)		(0.38)	(0.41)		(0.22)

Net Asset Value, End of Period	$10.49		$10.34	$9.20		$9.97	$9.75		$10.24

Total Return	2.68	%(2)	16.40%	(4.67%)		6.24%	(0.85	%) (4)	4.63	%(2)(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$866,541		$771,520	$509,213		$401,566	$191,495		$140,624
Ratio of expenses to average net assets
Before fees waived/recouped by the Adviser	1.01	%(3)	1.04%	1.10	% (5)	1.10%	1.12%		1.26	%(3)
After fees waived/recouped by the Adviser	1.01	%(3)	1.04%	1.13	% (5)	1.10%	1.10%		1.10	%(3)
Ratio of net investment income to average net assets
Before fees waived/recouped by the Adviser	2.49	%(3)	3.27%	3.14	% (6)	3.76%	3.55%		2.05	%(3)
After fees waived/recouped by the Adviser	2.49	%(3)	3.27%	3.11	% (6)	3.76%	3.57%		2.20	%(3)
Portfolio turnover rate	20	%(2)	83%	134%		131%	130%		243	%(2)

*	Inception date.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(5)	The ratios of expenses to average net assets include interest expenses. For the year ended March 31, 2020, excluding interest expenses, the ratio of expenses to average net assets before fees waived/recouped by the Adviser was 1.05%. Excluding interest expenses, the ratio of expenses to average net assets after fees waived/recouped by the Adviser was 1.08%.
(6)	The ratios of net investment income to average net assets include interest expenses. For the year ended March 31, 2020, excluding interest expenses, the ratio of net investment income to average net assets before fees waived/recouped by the Adviser was 3.19%. Excluding interest expenses, the ratio of net investment income to average net assets after fees waived/recouped by the Adviser was 3.16%.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited)

September 30, 2021

Note 1 – Organization

Bramshill Income Performance Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Bramshill Investments, LLC (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was April 11, 2016. The investment objective of the Fund is to maximize total return.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. For options where market quotations are not readily available, fair value shall be determined by the Adviser with oversight by the Trust’s Valuation Committee.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2021

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$156,080,534	$—	$156,080,534
U.S. Government Notes	—	236,648,190	—	236,648,190
Closed-End Funds	121,242,171	—	—	121,242,171
Exchange Traded Funds	79,887,776	—	—	79,887,776
Preferred Stocks	96,439,566	149,462,409	—	245,901,975
Total	$297,569,513	$542,191,133	$—	$839,760,646

See the Schedule of Investments for further detail of investment classifications.

(b) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

1

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2021

(c) Return of capital estimates - Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) are generally comprised of net investment income, capital gains, and return of capital. Certain of the Fund’s investments in Closed-End Funds (“CEFs”) also make distributions comprised of net investment income and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs and distribution notices provided by CEFs. After each calendar year end, REITs and CEFs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported are reflected in the Funds’ records in the year in which they are reported by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are distributed monthly. The Fund intends to distribute all its net investment income including any cash received from its investments in CEFs and REITs, even if a portion may represent a return of capital. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of September 30, 2021, the Fund had restricted securities, all of which were Rule 144A securities, with a market value of $18,507,071 or 2.1% of the Fund’s net assets.

(f) Cash – Concentration in Uninsured Cash – For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of September 30, 2021, the Fund held $24,262,389 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) that exceeded the FDIC insurance limit.

(g) Restricted Cash – Deposits with Broker – At September 30, 2021, the Fund had $1,306,225 deposited at Wells Fargo Securities, LLC to utilize as collateral for futures and swaps trading. The Fund had no open futures and securities sold short positions as of September 30, 2021.

(h) Derivatives – The Fund invests in certain derivative instruments, as detailed below.

Futures contracts – The Fund invests in futures to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2021

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund purchases call and put options. The Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid. The average monthly volume of options held by the Fund during the period ended September 30, 2021 is set forth below:

	Number of Contracts	Notional Amount
Purchased options	1,449	$443,625
Written options	(1,449)	$(155,359)

Swap Contracts – The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2021

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the Fund’s realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended September 30, 2021:

Amount of Realized Gain (Loss) on Derivatives

Risk Exposure Category	Investments (1)	Written Options	Swaps
Credit	$—	$—	$1,961
Equity	(3,011,010)	1,205,503	—
Total	$(3,011,010)	$1,205,503	$1,961

(1) Includes purchased options.

(i) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Trust-level expenses are allocated across the series of the Trust.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.85%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will waive/reimburse the Fund for expenses in excess of 1.10% of average daily net assets for Institutional Class shares, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Fund incurred $3,635,319 for Advisory fees during the period ended September 30, 2021.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect. The Fund currently has no waiver balance subject to recapture.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2021

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended September 30, 2021, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and fund accounting	$279,573
Compliance Service	7,741
Custody	29,130
Transfer Agency	61,940

At September 30, 2021, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and fund accounting	$92,538
Compliance Services	2,592
Custody	8,623
Transfer Agency	20,181

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

The Independent Trustees were paid $7,950 for their services and reimbursement of travel expenses during the period ended September 30, 2021. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2021, UBS Financial Services, Inc. held approximately 29%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

Note 5 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended September 30, 2021, were as follows:

Purchases	$250,107,731
Sales	$132,804,767

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2021

Note 6 – Federal Income Tax Information

At March 31, 2021, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Tax Cost of Investments	$661,502,879
Unrealized Appreciation	28,655,643
Unrealized Depreciation	(7,021,044)
Net Unrealized Appreciation on Investments	21,634,599
Other Accumulated Loss	(9,492,293)
Total Accumulated Gain	$12,142,306

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, and basis adjustments on investments in limited partnerships.

The tax character of distributions paid during the six months ended September 30, 2021 and year ended March 31, 2021 were as follows:

	Period Ended	Year Ended
Distributions Paid From:	September 30, 2021	March 31, 2021
Ordinary Income	$10,358,694	$19,814,732
Return of Capital	—	1,632,921
Total Distributions Paid	$10,358,694	$21,447,653

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2021, the Fund had no late-year or post-October losses.

At March 31, 2021, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration

Short-Term	Long-Term	Total
$ 1,902,386	$ 7,589,907	$ 9,492,293

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2021

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Line of Credit

The Fund has access to a $25 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. During the period ended September 30, 2021, the Fund did not draw on this line of credit.

Note 9 – Securities Lending

The Fund may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.

The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable on demand.

There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result the Fund may lose money.

The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund did not participate the securities lending program during the six months ended September 30, 2021.

Bramshill Income Performance Fund

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2021

Note 10 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Fund has made the following distributions per share:

Record Date	Payable Date	Distributions
10/28/2021	10/29/2021	$ 0.02010080

Note 11 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 12 – New Pronouncements

ASU 2020-04. In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Bramshill Income Performance Fund

Additional Information (Unaudited)
September 30, 2021

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-877-BRAMS18 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated a Liquidity Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Fund’s Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No liquidity events impacting the Fund were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Approval of Investment Advisory Agreement

At a meeting held on August 12 and 13, 2021, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Bramshill Investments, LLC (the “Adviser”), for the Bramshill Income Performance Fund (the “Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.

Bramshill Income Performance Fund

Additional Information (Unaudited) (Continued)
September 30, 2021

This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan, including how the Adviser has operated through the COVID-19 pandemic. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the year it met with the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer median and average for the year-to-date, one-, three-, and five-year periods as of June 30, 2021. The Board also noted that the Fund had underperformed relative to the Adviser’s composite for the one-,three-, and five-year periods, but had outperformed relative to its benchmark for the same periods. The Board noted that the Fund had only slightly more than five years of performance results.

Bramshill Income Performance Fund

Additional Information (Unaudited) (Continued)
September 30, 2021

●	The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of advisory fee payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes and that the Fund was currently operating below the expense caps. The Board noted that, although the Fund’s advisory fee and net expense ratio were higher than the peer group median and average, both were within the peer group range. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the range of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain the caps on Fund expenses and that the Fund was currently operating below the expense caps. The Board further considered the Adviser’s plans to enhance the firm’s operations and capabilities through reinvestment in its business. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved as Fund assets grow.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the financial information that was provided in the August meeting materials and took into account both direct and indirect benefits to the Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Bramshill Investments, LLC
4850 Tamiami Trail North, Suite 301
Naples, Florida 34103

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
                   Christopher E. Kashmerick, President

Date                 12/07/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                   Christopher E. Kashmerick, President

Date         12/07/2021

By /s/ Russell B. Simon
                   Russell B. Simon, Treasurer

Date         12/07/2021